Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 1,880,425	$ 455,201
Accounts receivable (including $0 and $153,998 of receivable from related parties as of December 31, 2016 and 2015, respectively)	8,088,511	4,866,623
Other receivables and prepayments	94,474	1,956,645
Loans to third parties	19,237,422	23,099,666
Deferred offering cost	312,202
Total Current Assets	29,613,034	30,378,135
Non-current assets
Equipment, net	28,777	40,225
Intangible assets, net	2,772	3,686
Long-term office rental deposit	208,695	222,945
Total Assets	29,853,278	30,644,991
Current liabilities
Accrued payroll	490,875	408,846
Other payables and accruals	53,827	82,155
Due to a related party	163,361	228,978
Taxes payable	3,755,872	1,599,622
Total Current Liabilities	4,463,935	2,319,601
Commitments and contingencies
Shareholders’ equity
Common Stock ($0.001 par value, unlimited authorized shares, and 20,000,000 share issued and outstanding)	20,000	20,000
Additional paid in capital	9,147,398	24,503,664
Statutory reserve	1,657,084	545,013
Retained earnings	17,679,458	4,902,762
Accumulated other comprehensive loss	(3,114,597)	(1,646,049)
Total Shareholders’ Equity	25,389,343	28,325,390
Total Liabilities and Shareholders’ Equity	$ 29,853,278	$ 30,644,991